EQUITY - Summarizes information of options outstanding (Details 4)	12 Months Ended
Dec. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options outstanding	520,548
Outstanding weighted average remaining contractual life (in years)	3 years 2 months 12 days
Stock Options
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options outstanding	520,548
Outstanding weighted average remaining contractual life (in years)	3 years 2 months 12 days
Stock Options | US $10.83
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options outstanding	44,000
Outstanding weighted average remaining contractual life (in years)	1 year 2 months 12 days
Stock Options | US $8.34
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options outstanding	130,166
Outstanding weighted average remaining contractual life (in years)	1 year 8 months 12 days
Stock Options | US $5.53
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options outstanding	58,982
Outstanding weighted average remaining contractual life (in years)	7 years 2 months 12 days
Stock Options | US $6.25
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options outstanding	91,200
Outstanding weighted average remaining contractual life (in years)	1 year 9 months 18 days
Stock Options | US $8.56
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options outstanding	196,200
Outstanding weighted average remaining contractual life (in years)	4 years 2 months 12 days